Accounts Receivable - Summary of Accounts Receivable, Net (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts Receivable, Net [Abstract]
Accounts receivable	₨ 1,183,083	$ 18,243	₨ 601,233
Less: Allowance for doubtful accounts	(44,478)	(685)	(44,478)	$ (685)	₨ (10,000)
Total	₨ 1,138,605	$ 17,558	₨ 556,755